Document and Entity Information	Aug. 15, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2025
Entity File Number	001-15259
Entity Registrant Name	Argo Group International Holdings, Inc.
Entity Central Index Key	0001091748
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0214719
Entity Address, Address Line One	501 7th Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	210
Local Phone Number	321-8400
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
6.500% Senior Notes due 2042 issued by Argo Group US, Inc. and The Guarantee With Respects Thereto [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.500% Senior Notes due 2042 issued by Argo Group US, Inc. and The Guarantee With Respects Thereto
Trading Symbol	ARGD
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/1000th Interest in 7.00% Resettable Fixed Rate Preferred Stock, Series A, Par Value $1.00 Per Share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/1000th Interest in 7.00% Resettable Fixed Rate Preferred Stock, Series A, Par Value $1.00 Per Share
Trading Symbol	ARGO/PA
Security Exchange Name	NYSE